Goodwill - Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 133,311	$ 140,940	$ 136,533
United States [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	33,288	33,277
Colombia [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	18,802	20,425
South Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	15,896	18,551
Peru [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	14,513	15,074
Mexico [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	12,614	12,580
Rest of Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	7,716	8,326
Australia [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	6,348	6,922
Brazil [Member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	4,715	5,523
South Korea [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,949	4,119
Ecuador [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,925	3,925
China [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,758	2,914
Honduras & El Salvador [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,284	2,335
Canada [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,891	2,056
Other countries [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 4,613	$ 4,913